GGM MACRO ALIGNMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.0%
	EQUITY - 100.0%
46,707	Consumer Staples Select Sector SPDR Fund	$ 3,868,741
26,407	Health Care Select Sector SPDR Fund	3,502,624
32,819	Invesco Aerospace & Defense ETF	4,379,039
41,690	SPDR Bloomberg 1-3 Month T-Bill ETF	3,824,641
48,991	Utilities Select Sector SPDR Fund	4,013,343
		19,588,388

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,977,414)	19,588,388

	TOTAL INVESTMENTS - 100.0% (Cost $18,977,414)	$ 19,588,388
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(3,813)
	NET ASSETS - 100.0%	$ 19,584,575

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt